Trade Receivables and Trade Payables	9 Months Ended
Sep. 30, 2025
Trade Receivables and Trade Payables [Abstract]
Trade Receivables and Trade Payables
9	TRADE RECEIVABLES AND TRADE PAYABLES

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Trade receivables, gross
Third parties	8,409,351	17,832,831	4,236,230
Trade receivables, net	8,409,351	17,832,831	4,236,230

Trade receivables are non-interest bearing, generally on 30 to 90 days credit term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Trade payables, gross
Third parties	-	555,146	131,877
Trade payables, net	-	555,146	131,877

Trade payables are non-interest bearing, generally on 30 to 90 days credit term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.